Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Automotive Portfolio

May 31, 2021

AUT-QTLY-0721
1.802154.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Auto Components - 14.1%
Auto Parts & Equipment - 14.1%
Adient PLC (a)	85,445	$4,277,377
Aptiv PLC (a)	59,210	8,906,368
Autoliv, Inc.	6,090	645,723
BorgWarner, Inc.	13,675	701,391
Lear Corp.	30,493	5,896,126
Magna International, Inc. Class A (sub. vtg.)	50,949	5,123,368
		25,550,353
Automobiles - 56.3%
Automobile Manufacturers - 56.0%
Arrival Group (b)	17,566	320,237
Daimler AG (Germany)	24,535	2,293,008
Ferrari NV	37,200	7,845,852
Ford Motor Co. (a)	626,070	9,096,797
General Motors Co. (a)	307,348	18,228,810
Honda Motor Co. Ltd. sponsored ADR (c)	156,431	4,890,033
Li Auto, Inc. ADR (a)(c)	104,755	2,440,792
NIO, Inc. sponsored ADR (a)	244,544	9,444,289
Stellantis NV	259,276	5,074,031
Tesla, Inc. (a)	29,706	18,572,785
Toyota Motor Corp. sponsored ADR (c)	123,119	20,435,292
XPeng, Inc. ADR (a)(c)	94,864	3,047,980
		101,689,906
Motorcycle Manufacturers - 0.3%
Harley-Davidson, Inc.	12,389	600,495

TOTAL AUTOMOBILES		102,290,401

Commercial Services & Supplies - 4.4%
Diversified Support Services - 4.4%
Copart, Inc. (a)	59,413	7,664,871
IAA Spinco, Inc. (a)	7,373	420,040
		8,084,911
Distributors - 3.7%
Distributors - 3.7%
Genuine Parts Co.	13,934	1,827,026
LKQ Corp. (a)	95,038	4,843,136
		6,670,162
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Blade Air Mobility, Inc. (a)	29,500	286,740
Electrical Equipment - 1.0%
Electrical Components & Equipment - 1.0%
Sensata Technologies, Inc. PLC (a)	29,349	1,744,211
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
Deliveroo Holdings PLC (a)(d)	88,700	316,459
Machinery - 0.6%
Construction Machinery & Heavy Trucks - 0.6%
Allison Transmission Holdings, Inc.	25,368	1,073,320
Road & Rail - 2.4%
Trucking - 2.4%
Lyft, Inc. (a)	21,009	1,199,404
TuSimple Holdings, Inc. (a)	3,900	149,526
Uber Technologies, Inc. (a)	60,163	3,058,085
		4,407,015
Software - 0.1%
Application Software - 0.1%
ACV Auctions, Inc. Class A (a)(c)	9,800	254,016
Specialty Retail - 16.1%
Automotive Retail - 16.1%
Advance Auto Parts, Inc.	13,544	2,569,703
AutoZone, Inc. (a)	4,598	6,467,547
CarLotz, Inc. (b)	13,786	60,383
CarMax, Inc. (a)	23,378	2,692,912
Carvana Co. Class A (a)(c)	21,836	5,788,505
Group 1 Automotive, Inc.	14,884	2,373,700
Lithia Motors, Inc. Class A (sub. vtg.)	9,816	3,455,134
O'Reilly Automotive, Inc. (a)	10,733	5,743,443
		29,151,327
TOTAL COMMON STOCKS
(Cost $126,601,155)		179,828,915

Nonconvertible Preferred Stocks - 0.6%
Automobiles - 0.6%
Automobile Manufacturers - 0.6%
Porsche Automobil Holding SE (Germany)
(Cost $735,847)	10,845	1,206,531

Money Market Funds - 9.4%
Fidelity Cash Central Fund 0.03% (e)	1,168,831	1,169,065
Fidelity Securities Lending Cash Central Fund 0.03% (e)(f)	15,894,520	15,896,110
TOTAL MONEY MARKET FUNDS
(Cost $17,065,175)		17,065,175
TOTAL INVESTMENT IN SECURITIES - 109.1%
(Cost $144,402,177)		198,100,621
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(16,581,733)
NET ASSETS - 100%		$181,518,888

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $380,620 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $316,459 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Arrival Group	3/24/21	$175,660
CarLotz, Inc.	1/21/21	$137,860

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149
Fidelity Securities Lending Cash Central Fund	4,346
Total	$4,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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